UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811- 23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

(Address of Principal Executive Offices)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

John Lekas

Leader Capital Corp.

315 W. Mill Plain Blvd, Suite 204
Vancouver, WA 98660

Registrant’s telephone number, including area code: (800) 711-9164

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2023

Explanatory Note: The registrant is filing this amendment to its Form N-CSR for the year ended July 31, 2023, originally filed with the Securities and Exchange Commission on September 27, 2023 (Accession Number 0001387131-23-011578). The purpose is to restate the year ended July 31, 2023 financial statements for the Leader Capital Short Term High Yield Bond Fund (the “Restated Fund”), within the July 31, 2023 annual report.

The effect of this restatement on the Restated Fund’s financial statements for the year ended July 31, 2023 is included and further described in Note 13 to the restated financial statements for the year ended July 31, 2023. Except for the information affected by the restatement as described in Note 13 and as otherwise indicated as “restated” in the Restated Fund’s respective Financial Highlights [and the revision to the registrant’s response to Items 11(a) and (b) of Form N-CSR, the information contained herein does not reflect any changes or updates from events occurring after the original filing date and such information continues to speak as of the original filing date].

Item 1. Reports to Stockholders.

Leader Capital Short Term High Yield Bond Fund

(Formerly, Leader Short Term High Yield Bond Fund)

Investor Class – LCCMX

Institutional Class – LCCIX

Leader Capital High Quality Income Fund

(Formerly, Leader High Quality Floating Rate Fund)

Investor Class – LCTRX

Institutional Class – LCTIX

Class A - LCATX

Annual Report

July 31, 2023

1-800-711-9164

www.leadercapital.com

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (RESTATED)

July 31, 2023

Shares				Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 4.8%
	ASSET MANAGEMENT - 3.8%
27	Eaton Vance Senior Floating Rate Trust (a) (b) (c)			3.688	Perpetual	$621,000
18	Eaton Vance Senior Floating Rate Trust (a) (b) (c)			3.768	Perpetual	414,000

						1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
13,506	B Riley Financial, Inc.			5.250	Perpetual	260,058

	TOTAL PREFERRED STOCK - (Cost $1,464,338)					1,295,058

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 78.9%
	COLLATERALIZED LOAN OBLIGATIONS - 74.3%
1,000,000	Allegro CLO VI, LTD. (f) (d)	2018-6	Class E	10.930	1/17/2031	849,567
700,000	Ares CLO XLVIII, LTD. (f) (d)	2018-48	Class E	10.567	7/22/2030	619,224
1,000,000	BlueMountain CLO 2015-4, LTD. (f) (d)	2015-4R	Class ER	11.325	4/22/2030	850,000
1,000,000	BlueMountain CLO 2018-2, LTD. (f) (d)	2018-2	Class E	11.371	8/15/2031	821,265
1,450,000	Canyon Capital CLO 2014-1, LTD. (f) (d)	2014-1R	Class DR	10.919	1/30/2031	1,161,071
500,000	Dryden 37 Senior Loan Fund (f) (d)	015-37R	Class ER	10.526	1/15/2031	404,641
1,000,000	LCM XXII, LTD. (f) (d)	2018-22R	Class DR	11.087	10/20/2028	790,000
1,100,000	LCM XXVI, LTD. (f) (d)	2018-26	Class E	10.887	1/21/2031	837,412
500,000	LCM XXVII, LTD. (f) (d)	2018-27	Class E	11.170	7/16/2031	413,952
1,000,000	Long Point Park CLO 2017, LTD. (f) (d)	2017	Class D-2	10.981	1/17/2030	846,289
1,000,000	Octagon Investment Partners XXI, LTD. (f) (d)	2014-21R2	Class DRR	11.869	2/14/2031	910,000
1,000,000	PPM CLO 2018-1, LTD. (f) (d)	2018-1	Class E	11.335	7/15/2031	754,301
1,000,000	Vibrant CLO IX, LTD. (f) (d)	2018-6	Class D	11.560	7/20/2031	766,656
1,000,000	Wellfleet CLO 2017-3, LTD. (f) (d)	2017-3	Class D	10.930	1/17/2031	825,947
1,150,000	Wellfleet CLO 2018-1, LTD. (f) (d)	2018-1	Class E	11.070	7/17/2031	914,790
1,100,000	Wind River 2018-2 CLO, LTD. (f) (d)	2018-2	Class E	11.133	7/15/2030	923,453
1,000,000	1828 CLO, LTD. (f) (d)	2016-R	Class DR	11.982	10/15/2031	873,769
1,000,000	OZLM VI, LTD. (f) (d)	2018-6	Class DS	11.436	4/17/2031	814,313
1,000,000	Sound Point CLO XXI, LTD. (f) (d)	2018-21	Class D	11.181	10/27/2031	741,758
1,500,000	Steele Creek CLO, LTD. (f) (d)	2014-1R	Class E	11.345	4/21/2031	1,124,819
500,000	Symphony CLO XVI, LTD. (f) (d)	2015-16R	Class ER	11.487	10/15/2031	402,561
771,453	Venture XIV CLO, LTD. (f) (d)	2013-14R	Class ER	12.543	8/28/2029	488,214
1,500,000	Venture XXVI CLO, LTD. (f) (d)	2017-26	Class E	12.184	1/22/2029	1,149,210
1,000,000	Venture XXVIII CLO, LTD. (f) (d)	2017-28AR	Class ER	12.710	10/20/2034	946,788
1,000,000	Venture 33 CLO, LTD. (f) (d)	2018	Class E	11.335	7/15/2031	811,461
1,000,000	Vibrant CLO VI, LTD. (f) (d)	2017-6	Class E	10.951	6/20/2029	849,777
500,000	Voya CLO, LTD. (f) (d)	2019-2	Class E	11.982	7/20/2032	471,082

	ASSET BACKED SECURITIES - (Cost $20,461,238)					21,362,320

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS - 4.5%
	WIRELESS TELECOMMUNICATIONS - 4.3%
2,000,000	Dish Network Corporation (g)			0.000	12/15/2025	1,228,863

	TOTAL CONVERTIBLE BONDS - (Cost $1,297,659)					1,228,863

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 0.0%
	BANKING - 0.0%
2,000,000	VTB Bank PJSC Via Eurasia DAC (a) (b) (e) (f) (j) (k)		H15T10Y + 8.067%	14.840		—

	TOTAL CORPORATE BONDS - (Cost $2,156,425)					—

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 1.3%
	SOVEREIGN - 1.2%
1,000,000	Ukraine Government International Bond (f) (i)			7.750	9/1/2024	340,000

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $1,000,000)					340,000

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (RESTATED) (Continued)

July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 7.0%
	MONEY MARKET FUNDS - 7.0%
1,906,712	First American Government Obligations Fund, Class X (h)	5.238	9/1/2023	1,906,712

	TOTAL SHORT TERM INVESTMESTS - (Cost $1,906,712)			1,906,712

	TOTAL INVESTMENTS - 96.5% - (Cost $28,286,372)			26,132,953
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%			961,286
	NET ASSETS - - 100.0%			$27,094,239

LTD	- Limited Company
PJSC	- Public Joint-Stock Company
DAC	- Designated Activity Company

H15T10Y	- U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	The Valuation Designee has determined that these securities are illiquid. As of July 31, 2023, these securities amounted to $2,594,800 or 9.0% of net assets.

(b)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)	Rate shown represents the dividend rate as of July 31, 2023.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Variable rate security; the rate shown represents the rate as of July 31, 2023.

(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the total market value of 144A securities is $23,262,120 or 80.9% of net assets.

(g)	Zero coupon Bond.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(i)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.

(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(k)	Fair value for this investment was restated as part of a NAV error (see Note 14). On July 31, 2023 the restatement amounted to a $1,559,800 reduction in fair value or 5.8% of net assets.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

Shares						Fair Value
	COMMON STOCK - 0.3%
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
6,504,248	Boxabl, Inc. (b) (c) (d) (f)					$780,510

	TOTAL COMMON STOCK - (Cost $411,068)					780,510

Principal Amount ($)
	ASSET BACKED SECURITIES - 83.1%	Series	Class	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED LOAN OBLIGATIONS - 83.1%
1,500,000	AMMC CLO 26, LTD. (a) (b)	2023-26	Class B-1	7.477	4/15/2036	1,496,299
1,000,000	AMMC CLO 26, LTD. (a) (b)	2023-26	Class C	8.427	4/15/2036	998,471
4,000,000	Anchorage Capital CLO 5-R, LTD. (a) (b)	2018-5-R	Class C	8.427	1/15/2030	4,000,000
5,765,000	Oaktree CLO 2019-2, LTD. (a) (b)	2019-2R	Class B-R	8.049	4/15/2031	5,648,478
500,000	Apidos CLO XV 2013-15RR, LTD. (a) (b)	2013-15RR	Class C-RR	7.179	4/21/2031	485,696
1,000,000	Apidos CLO XV 2013-15RR, LTD. (a) (b)	2013-15RR	Class B-RR	6.876	4/21/2031	986,169
6,000,000	Ares XXXIR CLO, LTD. (a) (b)	2018-31	Class C	6.752	5/24/2030	5,828,071
500,000	Ares XXXIIR CLO, LTD. (a) (b)	2018-32R	Class B	6.590	5/15/2030	482,807
500,000	Atrium CLO 2015-12R, LTD. (a) (b)	2015-12R	Class C-R	7.000	4/22/2027	493,294
4,000,000	Atrium CLO 2017-13, LTD. (a) (b)	2017-13	Class C	7.151	11/21/2030	3,899,272
1,000,000	Elevation CLO 2017, LTD. (a) (b)	2017-8	Class C	7.386	10/25/2030	973,482
1,000,000	Battalion CLO X 2016-10R2, LTD. (a) (b)	2016-10R2	Class B-R2	7.404	1/25/2035	953,589
2,000,000	Battalion CLO 2021-19, LTD. (a) (b)	2021-19	Class B	6.937	4/17/2034	1,929,833
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a) (b)	2019-1R	Class B-2A-R	6.811	1/17/2035	978,893
2,000,000	Benefit Street Partners CLO VIII, LTD. (a) (b)	2015-8R	Class B-R	7.179	1/20/2031	1,942,012
4,000,000	Birch Grove CLO 2023-6A, LTD. (a) (b)	2023-6A	Class A1	7.489	7/20/2035	4,030,528
4,000,000	Birch Grove CLO 2023-6A, LTD. (a) (b)	2023-6A	Class C	8.689	7/20/2035	3,999,938
2,337,500	Blue Mountain CLO 2013-2R, LTD. (a) (b)	2013-2R	Class C-R	7.303	10/20/2030	2,270,954
750,000	Blue Mountain CLO 2016-2R2, LTD. (a) (b)	2016-2R2	Class B-R2	7.165	8/20/2032	723,120
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a) (b)	2016-3R	Class C-R	6.985	11/15/2030	2,336,120
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (a) (b)	2018-3	Class C	7.038	1/15/2030	5,005,268
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a) (b)	2018-22	Class C	7.290	7/15/2031	963,633
2,000,000	Canyon CLO 2019-1R, LTD. (a) (b)	2019-1R	Class C-R	7.442	4/15/2032	1,933,347
625,000	Canyon CLO 2017-1R, LTD. (a) (b)	2017-1R	Class C-R	7.341	7/15/2030	611,983
2,500,000	Carlyle US CLO 2017-1R, LTD. (a) (b)	2017-1R	Class B-R	7.533	4/21/2031	2,459,932
3,000,000	CFIP CLO 2017-1R, LTD. (a) (b)	2017-1R	Class C-R	7.949	10/18/2034	2,945,705
5,550,000	Carlyle Global Market Strategies CLO 2012-4R3, LTD. (a) (b)	2012-4R3	Class C-R3	7.960	4/22/2032	5,468,417
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD (a) (b)	2013-3R	Class B-R	7.038	10/15/2030	2,905,572
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a) (b)	2014-1R2	Class C-R2	7.139	4/17/2031	960,073
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a) (b)	2014-5RR	Class C-RR	7.594	7/15/2031	973,552
3,050,000	Carlyle Global Market Strategies CLO 2015-3R, LTD. (a) (b)	2015-1R3	Class B-R3	6.876	7/21/2031	2,994,671
1,000,000	Carlyle US CLO 2017-5, LTD. (a) (b)	2017-5	Class B	7.129	1/22/2030	967,296
1,000,000	Carlyle US CLO 2021-8, LTD. (a) (b)	2021-8	Class B	6.987	10/16/2034	987,772
5,000,000	Carlyle US CLO 2023-1, LTD. (a) (b)	2023-1	Class B	7.846	7/20/2035	5,033,014
4,000,000	Carlyle US CLO 2023-2, LTD. (a) (b)	2023-2	Class A-2	7.482	7/20/2036	3,999,334
4,000,000	Carlyle US CLO 2023-2, LTD. (a) (b)	2023-2	Class C	8.232	7/20/2036	4,002,147
2,500,000	CIFC Funding 2014-III-R2, LTD. (a) (b)	2014-III-R2	Class C-R2	7.707	10/22/2031	2,462,231
3,000,000	Cook Park CLO 2018-1A, LTD. (a) (b)	2018-1A	Class C	7.088	4/17/2030	2,916,501
1,000,000	Dryden 30-R Senior Loan Fund (a) (b)	2013-30R	Class C-R	6.491	11/15/2028	965,492
2,500,000	Dryden 36 Senior Loan Fund (a) (b)	2014-R3	Class B-R3	6.772	10/16/2028	2,476,995
1,000,000	Dryden 49R Senior Loan Fund (a) (b)	2017-49R	Class C-R	7.393	7/18/2030	973,714
1,250,000	Dryden CLO 2019-72R, LTD. (a) (b)	2019-72R	Class C-R	4.755	5/17/2032	1,202,729
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a) (b)	2013-15RR	Class C-RR	7.189	10/15/2030	3,535,479
2,450,000	Greywolf CLO II, LTD. (a) (b)	2013-1A	Class A1	6.937	4/15/2034	2,375,271
2,181,000	Greywolf CLO 2015-5R, LTD. (a) (b)	2015-5R	Class A-2-R	7.012	1/27/2031	2,157,106
500,000	Greywolf CLO 2015-5R, LTD. (a) (b)	2015-5R	Class B-R	7.336	1/27/2031	488,125
500,000	Harbourview CLO 2018-7R, LTD. (a) (b)	2018-7R	Class B	7.039	7/18/2031	492,641
3,000,000	HPS Loan Management 2013-2, LTD. (a) (b)	2013-2	Class B-R	7.230	10/20/2029	2,924,058
1,000,000	ICG US CLO 2014-3RR, LTD. (a) (b)	2014-3RR	Class A-2-RR	6.905	4/25/2031	977,841
1,000,000	ICG US CLO 2017-IRR, LTD. (a) (b)	2017-1RR	Class C-RR	7.758	7/28/2034	966,430
1,300,000	Voya CLO 2012-4R3, LTD. (a) (b)	2012-4R3	Class B-R3	7.290	10/15/2030	1,252,135
250,000	Jay Park CLO 2018-R, LTD. (a) (b)	2018-R	Class B-R	7.331	10/20/2027	247,950
2,000,000	LCM XIV 2013-14R, LTD. (a) (b)	2013-14R	Class C-R	7.179	7/21/2031	1,881,810
1,250,000	LCM XVI 2014-16R, LTD. (a) (b)	2014-16RR	Class C-R2	7.493	10/15/2031	1,205,530
5,000,000	LCM XVIII 2015-18R, LTD. (a) (b)	2015-18R	Class C-R	7.179	7/21/2031	4,733,383
1,650,000	LCM XVII 2014-17RR, LTD. (a) (b)	2014-17RR	Class B-RR	6.937	10/15/2031	1,609,026
3,000,000	LCM XVII 2014-17RR, LTD. (a) (b)	2014-17RR	Class C-RR	7.442	10/15/2031	2,840,840
1,000,000	LCM XX 2015-20R, LTD. (a) (b)	2015-20R	Class C-R	7.280	10/20/2027	999,887
440,000	LCM XXV 2017-25, LTD. (a) (b)	2017-25	Class C-2	7.634	7/22/2030	430,943
6,600,000	LCM XXV 2018-26, LTD. (a) (b)	2018-26	Class C	7.129	1/21/2031	6,240,910
3,500,000	LCM 2019-30R, LTD. (a) (b)	2019-30R	Class C-R	7.331	4/21/2031	3,376,494
5,000,000	Marathon VIII 2015-8R, LTD. (a) (b)	2015-8R	Class B-R	7.848	10/20/2031	4,781,611
1,100,000	Madison Park Funding LIX 2021-59, LTD. (a) (b)	2021-59	Class C	7.444	1/18/2034	1,076,076
1,000,000	Neuberger Berman Loan Advisors CLO 40, LTD. (a) (b)	2021-40	Class B	6.734	4/15/2033	984,727
1,000,000	OHA Credit Partners XIV, LTD. (a) (b)	2017-14	Class B	6.837	1/22/2030	985,571
4,000,000	OCP CLO 2014-5R, LTD. (a) (b)	2014-5R	Class B-R	7.147	4/28/2031	3,858,874
2,000,000	OCP CLO 2014-7RR, LTD. (a) (b)	2014-7RR	Class B-1-RR	8.012	7/20/2029	1,980,945
1,000,000	OCP CLO 2019-16R, LTD. (a) (b)	2019-16R	Class C-R	7.406	4/11/2033	957,959
500,000	Octagon Investment Partners 2012-14RR, LTD. (a) (b)	2012-14RR	Class B-RR	7.442	7/16/2029	490,693
7,250,000	Octagon Investment Partners 2017-31R2, LTD. (a) (b)	2017-31R2	Class C-R	7.382	7/22/2030	7,112,805
1,000,000	Octagon Investment Partners XVI, LTD. (a) (b)	2013-16R	Class B-R	6.937	7/17/2030	978,848
1,000,000	Octagon Investment Partners XVII, LTD. (a) (b)	2014-17-R2	Class C-R2	7.032	1/27/2031	963,998
1,000,000	OHA Credit Funding 3, LTD. (a) (b)	2019-3R	Class B-R	6.977	7/2/2035	990,062
1,990,000	OZLM XXII, LTD. (a) (b)	2018-22	Class B	7.139	1/17/2031	1,932,717
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a) (b)	2018-1R	Class B-R	7.432	10/20/2031	4,781,250
1,325,000	Pulsar Funding I, LTD. (a) (b)	2019-1A	Class B	8.848	1/20/2033	1,327,565
5,000,000	Sound Point CLO IV-R, LTD. (a) (b)	2018-4R	Class C	7.595	4/18/2031	4,706,328
2,500,000	Sound Point CLO VII-R, LTD. (a) (b)	2018-7R	Class C	7.606	10/23/2031	2,356,014

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2023

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 83.1% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 83.1% (Continued)
500,000	Sycamore Tree CLO 2023-3A, LTD. (a) (b)	2023-3A	Class C	8.620	4/20/2035	$505,284
3,000,000	Sycamore Tree CLO 2023-3A, LTD. (a) (b)	2023-3A	Class A1	6.870	4/20/2035	3,018,626
6,000,000	Symphony CLO 2014-15R3, LTD. (a) (b)	2014-15R3	Class C-R3	7.695	1/20/2032	5,865,168
1,000,000	TIAA CLO IV, LTD. (a) (b)	2018-4	Class A-2	7.028	1/20/2032	986,252
375,000	TICP CLO 2018-12R, LTD. (a) (b)	2018-12R	Class B-R	6.987	7/17/2034	370,876
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a) (b)	2017-1R	Class C-R	7.139	7/15/2030	985,360
1,412,500	MJX Venture Management II, LLC (a) (b)	2018-2	Class C	7.292	7/18/2031	1,347,224
2,045,000	Venture 43 CLO, LTD. (a) (b)	2021-43	Class C	7.594	4/17/2034	1,970,210
1,800,000	Vibrant CLO VIII, LTD (a) (b)	2018-8	Class B-1	7.189	1/21/2031	1,721,121
1,000,000	Voya CLO 2014-2, LTD. (a) (b)	2014-2RR	Class A-2A-R	6.886	4/17/2030	977,416
2,500,000	Voya CLO 2014-4R, LTD. (a) (b)	2014-4R	Class B-R2	7.423	7/14/2031	2,377,363
1,250,000	Voya CLO 2015-3R, LTD. (a) (b)	2015-3R	Class B-R	7.594	10/20/2031	1,203,345
275,000	Voya CLO 2017-2R, LTD. (a) (b)	2017-2R	Class A-2A-R	6.987	6/7/2030	271,097
5,360,000	Wellfleet CLO 2015-R4, LTD. (a) (b)	2015-R4	Class D-R4	8.848	7/20/2029	5,238,180
250,000	Wind River 2017-4 CLO, LTD. (a) (b)	2017-4	Class C	6.665	11/20/2030	239,475
1,500,000	Wind River 2018-2 CLO, LTD. (a) (b)	2018-2	Class C	7.543	7/15/2030	1,450,510
4,000,000	Wind River 2019-3 CLO, LTD. (a) (b)	2019-3R	Class C-R	7.543	7/15/2031	3,857,487
375,000	Wind River 2021-2 CLO, LTD. (a) (b)	2021-2	Class B	6.977	7/20/2034	363,152
1,000,000	Zais CLO 11, LTD. (a) (b)	2018-11	Class C	8.241	1/20/2032	969,341
4,500,000	Zais CLO 2018-9, LTD. (a) (b)	2018-09	Class C	7.685	7/21/2031	4,248,281
2,500,000	Newark BSL CLO 2017-2R, LTD (a) (b)	2017-2R	Class B-R	7.083	7/25/2030	2,425,478
6,000,000	Canyon CLO 2023-1, LTD. (a) (b)	2023-1A	Class B	8.022	10/15/2036	6,000,000
3,000,000	Canyon CLO 2023-1, LTD. (a) (b)	2023-1A	Class C	8.372	10/15/2036	3,000,000
1,280,000	Crestline Denali CLO XIV, LTD. (a) (b)	2016-14R	Class C-R	7.707	10/23/2031	1,221,549
4,000,000	Dryden Senior Loan Fund (a) (b)	2023-107	Class A-2	7.460	8/15/2035	4,000,000
8,000,000	Dryden Senior Loan Fund (a) (b)	2023-107	Class C	8.310	8/15/2035	8,000,000
4,000,000	LCM XXII, LTD. (a) (b)	2018-22R	Class B-R	7.331	10/20/2028	3,905,016
500,000	MARBLE POINT CLO XII LTD. (a) (b)	2018-12	Class C	7.189	7/16/2031	468,345
3,200,000	Sound Point CLO XXI, LTD. (a) (b)	2018-21	Class B	7.551	10/27/2031	3,072,443
7,500,000	VENTRUE CLO 2013-15R3, LTD. (a) (b)	2013-15R3	Class C-R3	7.998	7/15/2032	7,242,895

	TOTAL ASSET BACKED SECURITIES - (Cost $250,677,669)					253,969,800

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 2.3%
	BANKING - 1.3%
200,000	JPMorgan Chase & Co. Senior Notes (a)			6.381	4/26/2026	201,545
2,000,000	Morgan Stanley & Co. Notes (a)			6.251	2/18/2026	2,003,012
2,000,000	Natwest Markets PLC Notes (a) (b)			5.845	9/29/2026	1,966,126

						4,170,683
	LIFE INSURANCE CARRIERS - 1.0%
3,000,000	ING Groep N.V. (a)			5.995	4/1/2027	2,955,385

	TOTAL CORPORATE BONDS - (Cost $6,981,785)					7,126,068

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 20.4%
	U.S. GOVERNMENT & AGENCIES - 4.8%
100,000	United States Treasury Notes			0.125	8/15/2023	99,794
10,000,000	United States Treasury Bills (g)			0.000	1/25/2024	9,741,752
5,000,000	United States Treasury Bills (g)			0.000	12/7/2023	4,907,733

						14,749,279
	MONEY MARKET FUND - 15.6%
47,764,155	First American Government Obligations Fund, Class X (e)			5.238		47,764,155

	TOTAL SHORT TERM INVESTMESTS - (Cost $62,513,771)					62,513,434

	TOTAL INVESTMENTS - 106.1% - (Cost $320,584,293)					324,389,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1%)					(18,752,602)
	NET ASSETS - - 100.0%					$305,637,210

LTD	- Limited Company
PLC	- Private Limited Company
NV	- Naamloze Vennootschap

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the total market value of 144A securities is $256,716,436 or 84.0% of net assets.

(c)	The Valuation Designee has determined that these securities are illiquid. As of July 31, 2023, these securities amounted to $780,510 or 0.3% of net assets.

(d)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(f)	Non-income producing security.

(g)	Zero coupon Bond.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2023

	Leader Capital Short Term High Yield Bond Fund (Restated)	Leader Capital High Quality Income Fund
ASSETS
Investments at cost:	$28,286,372	$320,584,293
Investments at value:	26,132,953	324,389,812
Receivable for securities sold	846,626	300,000
Receivable for fund shares sold	130,888	1,523,297
Receivable from issuer (1)	223,767	—
Dividends and interest receivable	697,517	1,292,742
Receivable for NAV error - redemptions (see Note 13)	527,594	—
Prepaid expenses and other assets	120,995	463,548
TOTAL ASSETS	28,680,340	327,969,399

LIABILITIES
Payable for securities purchased	794,004	21,000,000
Payable for fund shares redeemed	81,967	759,337
Payable for fund shares distributed	25,377	353,533
Payable for NAV error - subscriptions (see Note 13)	637,223	—
Accrued investment advisory fees	16,010	168,914
Accrued fund administration, fund accounting, and transfer agency fees	10,585	20,535
Accrued distribution (12b-1) fees	6,496	7,575
Accrued expenses and other liabilities	14,439	22,295
TOTAL LIABILITIES	1,586,101	22,332,189
NET ASSETS	$27,094,239	$305,637,210

NET ASSETS CONSIST OF:
Paid-in capital	$114,460,726	$351,563,622
Accumulated deficit	(87,366,487)	(45,926,412)
NET ASSETS	$27,094,239	$305,637,210

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$14,632,307	$32,483,682
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,004,624	2,959,784
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.30	$10.98
Institutional Class Shares:
Net Assets	$12,461,932	$272,894,996
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,679,175	24,797,181
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.42	$11.01

Class A Shares: (2) (3)
Net Assets	$—	$258,532
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	23,374
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$—	$11.06
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$11.52

(1)	Refer to Note 12 in the notes to the financial statements for details on the receivable balance.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(3)	Class A shares are normally subject to a 1.00% CDSC on shares redeemed within the first 18 months of purchase.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS

For the Period Ended July 31, 2023 (1)

	Leader Capital Short Term High Yield Bond Fund (Restated)	Leader Capital High Quality Income Fund
INVESTMENT INCOME
Interest income	$452,115	$3,066,894
Dividend income	49,832	380,847
TOTAL INVESTMENT INCOME:	501,947	3,447,741

EXPENSES
Investment advisory fees	29,725	297,661
Distribution (12b-1) fees:
Investor Class	12,623	18,305
Distribution (Non 12b-1) fees:	6,464	11,888
Professional fees	8,412	17,384
Registration fees	19,554	8,791
Trustees' fees and expenses	8,617	14,106
Fund administration and accounting fees	13,854	50,314
Transfer agency fees	3,295	3,008
Compliance officer fees	2,649	3,667
Insurance expense	61	61
Pricing expense	3,798	11,214
Printing and postage expenses	2,051	6,526
Custodian fees	2,572	3,856
Other expenses	5,515	8,005
TOTAL EXPENSES	119,190	454,786

NET INVESTMENT INCOME	382,757	2,992,955

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain / (loss) on Investments	(2,174,146)	(203,749)
Net change in unrealized appreciation/(depreciation) on investments	3,593,199	1,670,033
NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS	1,419,053	1,466,284

NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,801,810	$4,459,239

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Leader Capital Short Term High Yield Bond Fund						Leader Capital High Quality Income Fund
	Period Ended		Year Ended		Year Ended		Period Ended		Year Ended	Year Ended
	July 31, 2023 (1)		May 31, 2023		May 31, 2022		July 31, 2023 (1)		May 31, 2023	May 31, 2022
	(Restated)		(Restated)		(Restated)
FROM OPERATIONS
Net investment income/(loss)	$382,757		$1,185,539		$1,588,887		$2,992,955		$4,703,358	$727,067
Net realized gain/(loss) from investments	(2,174,146)		(1,878,964)		1,074,169		(203,749)		93,200	1,180,253
Net change in unrealized appreciation / (depreciation) on investments	3,593,199		(1,387,099)		(5,303,754)		1,670,033		2,733,687	(877,305)
Net increase/(decrease) in net assets resulting from operations	1,801,810		(2,080,524)		(2,640,698)		4,459,239		7,530,245	1,030,015

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—		(157,104)		—		—		—	—
Institutional Class	—		(90,997)		—		—		—	—
Class A	—		—		—		—		—	—
Class C	—		—		—		—		—	—
Total distributions paid from earnings:
Investor Class	(297,714)		(894,965)		(723,856)		(315,646)		(903,665)	(254,623)
Institutional Class	(199,725)		(540,521)		(503,581)		(2,831,047)		(4,635,196)	(349,352)
Class A	—		—		(107,850)		(893	)(2)	—	—
Class C	—		—		(33,669)		—		—	—
Net decrease in net assets from distributions to shareholders	(497,439)		(1,683,587)		(1,368,956)		(3,147,586)		(5,538,861)	(603,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	5,137	(3)	829,355	(5)	361,341	(7)	6,488,411		23,184,262	747,741
Institutional Class	5,320,802	(3)	559,086	(5)	1,460,912	(7)	86,956,222		215,086,123	4,959,926
Class A	—		—		16,000		256,338	(2)	—	—
Class C	—		—		53,000		—		—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	261,827		916,499		626,642		299,079		844,885	226,840
Institutional Class	187,898		586,319		461,621		2,225,346		3,487,441	320,726
Class A	—		—		92,693		860	(2)	—	—
Class C	—		—		24,566		—		—	—
Transfer of net assets:
From Class A to Investor Class	—		—		(793,489)		—		—	—
From Class C to Investor Class	—		—		(1,145,952)		—		—	—
To Investor Class from Class A	—		—		793,489		—		—	—
To Investor Class from Class C	—		—		1,145,952		—		—	—
Payments for shares redeemed:
Investor Class	(261,665	)(4)	(3,268,502	)(6)	(4,419,992	)(8)	(2,387,816)		(7,598,123)	(5,111,830)
Institutional Class	(441,451	)(4)	(3,529,874	)(6)	(2,760,303	)(8)	(25,008,773)		(28,162,785)	(10,758,883)
Class A	—		—		(5,302,906)		(1	)(2)	—	—
Class C	—		—		(114,200)		—		—	—
Net increase / (decrease) in net assets from shares of beneficial interest	5,072,548		(3,907,117)		(9,500,626)		68,829,666		206,841,803	(9,615,480)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	6,376,919		(7,671,228)		(13,510,280)		70,141,319		208,833,187	(9,189,440)

NET ASSETS
Beginning of year/period	20,717,320		28,388,548		41,898,828		235,495,891		26,662,704	35,852,144
End of year/period	$27,094,239		$20,717,320		$28,388,548		$305,637,210		$235,495,891	$26,662,704

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(3)	Net of $16,987 and $335,962 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

(4)	Net of $29,561 and $36,674 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

(5)	Net of $110,001 and $70,638 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

(6)	Net of $202,048 and $217,888 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

(7)	Net of $72,773 and $30,862 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

(8)	Net of $24,428 and $16,995 for Investor Class and Institutional Class, respectively, for the affect of the 2022 NAV error adjustment (see Note 13).

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital Short Term High Yield Bond Fund			Leader Capital High Quality Income Fund
	Period Ended	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	July 31, 2023 (1)	May 31, 2023	May 31, 2022	July 31, 2023 (1)		May 31, 2023	May 31, 2022
	(Restated)	(Restated)	(Restated)
SHARE ACTIVITY
Investor Class:
Shares sold	2,939	119,679	47,734	592,241		2,135,067	69,761
Shares transferred in from Class A	—	—	90,704	—		—	—
Shares transferred in from Class C	—	—	130,994	—		—	—
Shares reinvested	34,051	120,054	69,989	27,284		77,788	21,007
Shares redeemed	(38,597)	(458,999)	(490,398)	(218,154)		(697,823)	(473,059)
Net increase / (decrease) in shares of beneficial interesting outstanding	(1,607)	(219,266)	(150,977)	401,371		1,515,032	(382,291)

Institutional Class:
Shares sold	722,548	81,167	168,974	7,926,829		19,749,702	466,023
Shares reinvested	24,027	75,793	50,929	202,449		319,650	23,732
Shares redeemed	(62,409)	(487,919)	(306,365)	(2,281,988)		(2,588,463)	(995,797)
Net increase / (decrease) in shares of beneficial interesting outstanding	684,166	(330,959)	(86,462)	5,847,290		17,480,889	(506,042)

Class A:
Shares sold	—	—	1,718	23,296	(2)	—	—
Shares transferred to Investor Class	—	—	(90,845)	78	(2)	—	—
Shares reinvested	—	—	10,122	—		—	—
Shares redeemed	—	—	(590,418)	—		—	—
Net increase / (decrease) in shares of beneficial interesting outstanding	—	—	(669,423)	23,374		—	—

Class C:
Shares sold	—	—	5,769	—		—	—
Shares transferred to Investor Class	—	—	(131,427)	—		—	—
Shares reinvested	—	—	2,730	—		—	—
Shares redeemed	—	—	(12,475)	—		—	—
Net increase / (decrease) in shares of beneficial interesting outstanding	—	—	(135,403)	—		—	—

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,006,231	2,225,497	2,376,474	2,558,413		1,043,381	1,425,672
End of year/period	2,004,624	2,006,231	2,225,497	2,959,784		2,558,413	1,043,381

Institutional Class:
Beginning of year/period	995,009	1,325,968	1,412,430	18,949,891		1,469,002	1,975,044
End of year/period	1,679,175	995,009	1,325,968	24,797,181		18,949,891	1,469,002

Class A
Beginning of year/period	—	—	669,423	—		—	—
End of year/period	—	—	—	23,374		—	—

Class C
Beginning of year/period	—	—	135,403	—		—	—
End of year/period	—	—	—	—		—	—

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

 FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Period Ended July 31,		Year Ended May 31,
	2023 (10)		2023		2022		2021		2020	2019
	(Restated)		(Restated)		(Restated)
Net asset value, beginning of year/period	$6.87		$7.96		$9.10		$7.67		$8.94	$8.91

From Investment operations:
Net investment income (1)	0.12		0.34		0.44		0.17		0.31	0.22
Net realized and unrealized gain / (loss) on investments	0.45		(0.98)		(1.22)		1.40		(1.32)	0.01	(7)
Total from investment operations	0.57		(0.64)		(0.78)		1.57		(1.01)	0.23

Paid-in-capital from redemption fees	—		—		—		—		—	0.00	(6)

Less distributions from:
Net investment income	(0.15)		(0.42)		(0.34)		(0.14)		(0.26)	(0.20)
Return of capital	—		(0.07)		—		—		—	—
Total distributions	(0.15)		(0.49)		(0.34)		(0.14)		(0.26)	(0.20)

Impact of NAV error	0.01	(11)	0.04	(11)	(0.02	)(11)	—		—	—

Net Asset Value, end of year/period	$7.30	(12)	$6.87	(12)	$7.96	(12)	$9.10		$7.67	$8.94

Total Return (2)	8.34	%(5,9,12)	(7.98	)%(5,12)	(9.07	)%(5,12)	20.62	%(5)	(11.59)%	2.58	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$14,632	(12)	$13,773	(12)	$17,706	(12)	$21,616		$24,014	$43,489

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	3.10	%(8)	2.68%		2.78%		2.45%		2.06%	1.81%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	3.10	%(8)	2.68%		2.78%		2.45%		2.06%	1.79%
Excluding dividends and interest expense (3)	3.10	%(8)	2.68%		2.78%		2.45%		2.06%	1.66%
Ratio of net investment income to average net assets (3) (4)	9.37	%(8)	4.42%		4.28%		1.96%		3.65%	2.48%

Portfolio Turnover Rate	99.96	%(9)	505.72%		717.77%		1030.50%		1014.62%	496.37%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Less than $0.01 per share.
(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Annualized.
(9)	Not Annualized.
(10)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.
(11)	Net of reimbursement from the Advisor and amounts paid to shareholders due to NAV error (see Note 13).
(12)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 0.58%, (1.41)% and (4.58)% for the period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

 FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Period Ended July 31,		Year Ended May 31,
	2023 (9)		2023		2022		2021	2020	2019
	(Restated)		(Restated)		(Restated)
Net asset value, beginning of year/period	$6.98		$8.06		$9.19		$7.74	$9.02	$8.98

From Investment operations:
Net investment income (1)	0.13		0.37		0.49		0.21	0.36	0.27
Net realized and unrealized gain / (loss) on investments	0.72		(1.06)		(1.22)		1.41	(1.34)	0.01	(6)
Total from investment operations	0.85		(0.69)		(0.73)		1.62	(0.98)	0.28

Less distributions from:
Net investment income	(0.15)		(0.44)		(0.38)		(0.17)	(0.30)	(0.24)
Return of capital	—		(0.07)		—		—	—	—
Total distributions	(0.15)		(0.51)		(0.38)		(0.17)	(0.30)	(0.24)

Impact of NAV error	(0.26	)(10)	0.12	(10)	(0.02	)(10)	—	—	—

Net Asset Value, end of year/period	$7.42	(11)	$6.98	(11)	$8.06	(11)	$9.19	$7.74	$9.02

Total Return (2)	8.36	%(5,8,11)	(7.50	)%(5,11)	(8.54	)%(5,11)	21.27%	(11.14)%	3.11	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$12,462	(11)	$6,944	(11)	$10,683	(11)	$12,980	$15,182	$45,994

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	2.74	%(7)	2.21%		2.28%		1.95%	1.56%	1.30%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	2.74	%(7)	2.21%		2.28%		1.95%	1.56%	1.29%
Excluding dividends and interest expense (3)	2.74	%(7)	2.21%		2.28%		1.95%	1.56%	1.16%
Ratio of net investment income to average net assets (3) (4)	9.78	%(7)	4.71%		4.79%		2.49%	4.18%	3.04%

Portfolio Turnover Rate	99.96	%(8)	505.72%		717.77%		1030.50%	1014.62%	496.37%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Annualized.
(8)	Not Annualized.
(9)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.
(10)	Net of reimbursement from the Advisor and amounts paid to shareholders due to NAV error (see Note 13).
(11)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 0.42%, (1.35)% and (4.58)% for the period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

 FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Period Ended July 31,		Year Ended May 31,
	2023 (8)		2023	2022	2021	2020	2019

Net asset value, beginning of year/period	$10.93		$10.61	$10.57	$9.21	$10.07	$9.71

From Investment operations:
Net investment income (1)	0.11		0.18	0.26	0.10	0.30	0.23
Net realized and unrealized gain / (loss) on investments	0.06		0.64	(0.01)	1.32	(0.88)	0.37
Total from investment operations	0.17		0.82	0.25	1.42	(0.58)	0.60

Less distributions from:
Net investment income	(0.12)		(0.50)	(0.21)	(0.06)	(0.25)	(0.24)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.12)		(0.50)	(0.21)	(0.06)	(0.28)	(0.24)

Net Asset Value, end of year/period	$10.98		$10.93	$10.61	$10.57	$9.21	$10.07

Total Return (2)	1.56	%(7)	7.73%	2.39%	15.53%	(5.85)%	6.33	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$32,484		$27,971	$11,073	$15,068	$4,527	$10,955

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.32	%(6)	1.94%	2.33%	3.13%	2.82%	2.42%
Excluding dividends and interest expense (3)	1.32	%(6)	1.94%	2.33%	3.13%	2.82%	2.42%
Ratio of net investment income to average net assets (3) (4)	6.15	%(6)	10.21%	2.37%	1.16%	3.04%	2.28%

Portfolio Turnover Rate	3.39	%(7)	89.42%	855.36%	1198.55%	612.23%	397.79%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.
(7)	Not Annualized.
(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

 FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Period Ended July 31,		Year Ended May 31,
	2023 (8)		2023	2022		2021		2020	2019

Net asset value, beginning of year/period	$10.95		$10.61	$10.56		$9.17		$10.04	$9.67

From Investment operations:
Net investment income (1)	0.12		0.40	0.30		0.13		0.35	0.26
Net realized and unrealized gain / (loss) on investments	0.07		0.46	(0.01)		1.35		(0.89)	0.39
Total from investment operations	0.19		0.86	0.29		1.48		(0.54)	0.65

Less distributions from:
Net investment income	(0.13)		(0.52)	(0.24)		(0.09)		(0.30)	(0.28)
Return of capital	—		—	—		—		(0.03)	—
Total distributions	(0.13)		(0.52)	(0.24)		(0.09)		(0.33)	(0.28)

Net Asset Value, end of year/period	$11.01		$10.95	$10.61		$10.56		$9.17	$10.04

Total Return (2)	1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)	(5.48)%	6.84	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$272,895		$207,525	$15,589		$20,784		$7,170	$14,162

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	0.94	%(6)	2.70%	1.94%		2.72%		2.32%	1.88%
Excluding dividends and interest expense (3)	0.94	%(6)	2.70%	1.94%		2.72%		2.32%	1.88%
Ratio of net investment income to average net assets (3) (4)	6.51	%(6)	22.00%	2.82%		1.51%		3.57%	2.62%

Portfolio Turnover Rate	3.39	%(7)	89.42%	855.36%		1198.55%		612.23%	397.79%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.
(7)	Not Annualized.
(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

 FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Class A
	Period Ended July 31,
	2023 (1)(8)

Net asset value, beginning of period	$10.94

From Investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain / (loss) on investments	0.16
Total from investment operations	0.20

Less distributions from:
Net investment income	(0.08)
Return of capital	—
Total distributions	(0.08)

Net Asset Value, end of period	$11.06

Total Return (3)	1.83	%(7)

Ratios/Supplemental Data:
Net Asset Value, end of period (000s)	$259

Ratio of net expenses to average net assets:
Including dividend and interest expense (4)	0.83	%(6)
Excluding dividends and interest expense (4)	0.83	%(6)
Ratio of net investment income to average net assets (4) (5)	3.09	%(6)

Portfolio Turnover Rate	3.39	%(7)

(1)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Annualized.
(7)	Not Annualized.
(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

Notes to the Financial Statements (Restated)

July 31, 2023

(1)	Organization

Leader Capital family of mutual funds is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) (formerly, Leader Short Term High Yield Bond Fund) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (formerly, Leader High Quality Floating Rate Fund) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively. Effective July 24, 2023 the Funds’ fiscal year-end was changed from May 31 to July 31.

The High Yield Fund currently offers two classes of shares: Investor Class and Institutional Class shares. The High Quality Fund currently offers three classes of shares: Investor Class, Institutional Class, and Class A. The High Quality Fund’s Class A shares commenced operations on June 21, 2023. Investor and Institutional shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. See note 11 regarding additional fair value procedures and considerations due to recent regulatory environment changes.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2023 for each Fund’s assets and liabilities measured at fair value:

Leader Capital Short Term High Yield Bond Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$21,362,320	$—	$21,362,320
Preferred Stocks	—	260,058	1,035,000	1,295,058
Convertible Bonds	—	1,228,863	—	1,228,863
Corporate Bond	—	—	—	—
Non U.S. Government & Agencies	—	340,000	—	340,000
Short-Term Investment	1,906,712	—	—	1,906,712
Total Investments	$1,906,712	$23,191,241	$1,035,000	$26,132,953
(a)	Refer to the Schedule of Investments for industry classification.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

Leader Capital High Quality Income Fund

Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$—	$—	$780,510	$780,510
Asset Backed Securities	—	253,969,800	—	253,969,800
Corporate Bonds	—	7,126,068	—	7,126,068
Short-Term Investments	47,764,155	14,749,279	—	62,513,434
Total Investments	$47,764,155	$275,845,147	$780,510	$324,389,812

(a) Refer to the Schedule of Investments for industry classification.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period ending July 31, 2023, the Funds had no Level 1 to Level 2 transfers. During the period ending July 31, 2023, the Funds had no Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund holds positions in Auction Rate Preferred Securities (see Note 8), which are valued based on the discount of last trade factoring in potential future cash payments. The High Yield Fund also holds a corporate bond that is valued based on the discount of last trade and broker valuation levels. The High Quality Fund holds a Subordinated Convertible Promissory Note, resulting from a convertible Series A-1 Preferred Stock conversion, valued at conversion price plus prior accumulated interest that was added to the principal at conversion.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Leader Capital Short Term High Yield Bond Fund

	Eaton Vance Senior Floating Rate Trust	VTB Bank PJSC Via Eurasia DAC	Total
Beginning Balance	$1,035,000	$—	$1,035,000
Total Realized Gain/(Loss)	—	—	—
Unrealized Appreciation/(Depreciation)	—	—	—
Cost of Purchases	—	—	—
Proceeds from Sales	—	—	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net Transfers In/(Out) of Level 3	—	—	—
Ending Balance	$1,035,000	$—	$1,035,000

Leader Capital High Quality Income Fund

	Boxabl, Inc.	Total
Beginning Balance	$780,510	$780,510
Total Realized Gain/(Loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net Transfers In/(Out) of Level 3	—	—
Ending Balance	$780,510	$780,510

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(2)	Significant Accounting Policies (Continued)

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds (“ETFs”)

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d)	LIBOR phase out/transition Risk

LIBOR was the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings, or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has historically been a significant factor in relation to payment obligations under a derivative investment and has also been used in other ways that affect the Fund’s investment performance. The transition from LIBOR and the terms of any replacement rate(s), including, for example, SOFR or another rate index, may adversely affect transactions that used LIBOR as a reference rate, financial institutions that engaged in such transactions, and the financial markets generally.

(e)	Distributions to Shareholders

Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

(f)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2020 – May 31, 2023, or expected to be taken in each Fund’s July 31, 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(g)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(2)	Significant Accounting Policies (Continued)

(h)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the period ended July 31, 2023, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Leader Capital Short Term High Yield Bond Fund	$27,515,451	$22,622,053	$958,203	$956,563

Leader Capital High Quality Income Fund	51,211,633	1,403,164	8,581,600	8,403,750

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2023 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Leader Capital Short Term High Yield Bond Fund	$28,244,996	$1,057,751	$(3,169,794)	$(2,112,043)
Leader Capital High Quality Income Fund	320,593,687	3,961,279	(165,154)	3,796,125

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of the High Yield Fund’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of the High Yield Fund’s average daily net assets over $1.25 billion; (iii) 0.65% of the High Quality’s Fund’s average daily net assets; prior to April 10, 2021, the annual rate was 0.75%. For the period ended July 31, 2023, the High Yield Fund and High Quality Fund accrued $29,725 and $297,661 in management fees, respectively.

Vigilant Distributors, LLC (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class and Institutional Class as well as the High Quality Fund’s Class A shares. For the period ended July 31, 2023, the Distributor received $0 in underwriting commissions. Prior to December 1, 2022, Ceros Financial Services, Inc. (“Ceros”) served as the principal underwriter and Distributor to the Funds, and for the period of June 1, 2022 to November 30, 2022, Ceros received $0 in underwriting commissions.

Joot, Joot provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Joot and the Trust. Under the terms of such agreement, Joot receives customary fees from the Funds.

Gryphon Fund Group, LLC (“Gryphon”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with Gryphon, the Funds pay Gryphon customary fees for such services. Certain officers of the Trust are also officers of Gryphon and are not paid any fees directly by the Funds for serving in such capacities. Prior to July 16, 2022, Ultimus Fund Solutions, LLC (“UFS”) served in the same capacity to the Trust.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Adviser. The Plans provide that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38% and 0.25% of its average daily net assets for Investor Class and Class A shares, respectively. The Institutional Shares do not participate in a Plan. For the period ended July 31, 2023, the High Yield and High Quality Funds’ Investor Class shares incurred $12,623 and $18,273, respectively in fees, pursuant to the Plans. Since commencement of operations on June 21, 2023 through the period ended July 31, 2023, the High Quality Fund’s Class A shares incurred $32 in fees under the Plans.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(7)	Distributions to Shareholders and Tax Components of Capital

Effective July 24, 2023, the Funds’ fiscal year-end was changed from May 31 to July 31.The tax character of distributions paid during the fiscal period ended July 31, 2023, and the former fiscal years ended May 31, 2023 and May 31, 2022, were as follows:

For fiscal period ended July 31, 2023:
		Long Term	Return of
Fund	Ordinary Income	Capital Gains	Capital	Total
Leader Capital Short Term High Yield Bond Fund	$497,439	$—	$—	$497,439

Leader Capital High Quality Income Fund	3,147,586	—	—	3,147,586

For former fiscal year ended May 31, 2023:
		Long Term	Return of
Fund	Ordinary Income	Capital Gains	Capital	Total
Leader Capital Short Term High Yield Bond Fund	$1,435,486	$—	$248,101	$1,683,587

Leader Capital High Quality Income Fund	5,538,861	—	—	5,538,861

For former fiscal year ended May 31, 2022:
		Long Term	Return of
Fund	Ordinary Income	Capital Gains	Capital	Total
Leader Capital Short Term High Yield Bond Fund	$1,368,956	$—	$—	$1,368,956

Leader Capital High Quality Income Fund	603,975	—	—	603,975

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Total Accumulated Deficit
Leader Capital Short Term High Yield Bond Fund	$—	$—	$(85,254,444)	$—	$(2,112,043)	$(87,366,487)
Leader Capital High Quality Income Fund	—	—	(49,722,537)	—	3,796,125	(45,926,412)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At July 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

			Capital Loss		Capital Loss
			Carryforward		Carryforward
Fund	Short-Term	Long-Term	Limitation	Total	Utilized
Leader Capital Short Term High Yield Bond Fund	$32,098,350	$53,156,094	$—	$85,254,444	$—

Leader Capital High Quality Income Fund	15,100,337	1,590,558	33,031,642	49,722,537	—

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(7)	Distributions to Shareholders and Tax Components of Capital (Continued)

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The following reclassifications were made as of July 31, 2023:

	Total Distributable Earnings
Fund	/ (Accumulated Deficit)	Paid-in Capital
Leader Capital Short Term High Yield Bond Fund	$26,905	$(26,905)

Leader Capital High Quality Income Fund	154,631	(154,631)

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically -typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008, the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Valuation Designee believes 92% of par value accurately reflects the market value of the ARPS held by the High Yield Fund as of July 31, 2023, and because of the failed Dutch auction process, believes they are presently illiquid. As of July 31, 2023, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Valuation Designee believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of July 31, 2023, the High Yield Fund held $1,035,000 or 3.8% of its net assets in common stock that resulted from conversion of ARPS.

(9)	Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds’ and its shareholders’ to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website (the “SEC”) www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of July 31, 2023, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 7.0% and 15.6%, respectively.

(10)	New Regulatory Pronouncements

(a)	Security Valuation

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluate the Funds’ use of fair value pricing.

Leader Funds Trust

Notes to the Financial Statements (Restated) (Continued)

July 31, 2023

(10)	New Regulatory Pronouncements (Continued)

(b)	Other

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

(11)	Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

(12)	Litigation and Other Material Events

(a)	High Yield Fund

On August 7, 2023, the High Yield Fund received notice of a creditor’s meeting for China Evergrande Group (“CEG”). The meeting was scheduled for August 23, 2023, and its purpose was to consider a voluntary global exchange of existing debt issued by CEG for one of two options. The first option would exchange existing debt for A1 Notes consisting of 3 tranches of USD notes with a tenor of 10 to 12 years, interest of 2% to 4%. The second option gives existing creditors the election to receive A2 Notes consisting of 4 tranches of USD notes with a tenor of 5 to 8 years, interest of 5% to 7.5%; additionally, option 2 includes equity-linked instruments (the “A2 Package”). The exchange will become effective if at least a majority in number of the relevant creditors, holding at least 75% in value of claims, approve the exchange. Creditors may not receive their consideration in the amounts they elect if there is an undersubscription or oversubscription of the A2 Package.

If either option is approved, then on the final distribution date there may be an adjustment (if required) to consider any accrued and unpaid interest under the relevant new instruments.

Currently, the High Yield Fund cannot predict the changes to the valuation of the current positions in CEG until the vote is completed and the initial and final distributions are made. Therefore, at this time, those purchasing or redeeming shares of the High Yield Fund will pay or receive, as applicable, a price based on the NAV of the Fund with no adjustments relating to the exchange.

(b)	High Quality Fund

The Trust, on behalf of the High Quality Fund, filed a complaint in the District Court of Clark County, Nevada on September 1, 2023, against Boxabl Inc. and two of its principals (collectively, “Boxabl”). The claims arise from Boxabl’s failure to lift the restrictive legend on private securities timely. The High Quality Fund asserts that Boxabl’s failure resulted in losses of more than $15,000, the minimum amount required to bring the lawsuit in Nevada state court. As of the date of this filing, Boxabl has not answered the complaint.

Litigation counsel to the High Quality Fund does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the litigation or quantify the amount that the High Quality Fund may recover. Until the High Quality Fund can do so, the Fund will maintain its valuation of Boxabl. If the Fund recovers the full amount it seeks, the amount would not have a material impact on the High Quality Fund’s NAV.

The lawyers’ fees and costs relating to the litigation are expenses of the High Quality Fund and are incurred like other expenses. Currently, the High Quality Fund cannot reasonably estimate the costs associated with the litigation. Therefore, at this time, those purchasing or redeeming shares of the High Quality Fund will pay or receive, as applicable, a price based on the NAV of the Fund with no recorded expenses relating to the litigation, until those expenses are known.

Leader Funds Trust

Supplemental Information (Unaudited) (Continued)

July 31, 2023

(13)	Restatement

After the fiscal year ended May 31, 2022, management and the Advisor identified a material error in the fair value of the corporate bond issued by VTB Bank Public Joint Stock Company (“VTB”), a Russian entity held by High Yield Fund, which was affected by economic sanction imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) because of Russia’s military invasion of Ukraine in 2022. The sanctions were announced on February 24, 2022, and took effect on March 26, 2022, subject to certain exemption until May 25, 2022. As of February 22, 2022, the error became material.

The Advisor and the Board determined it was appropriate to change the fair value of the VTB corporate bond. These fair value revisions had the effect of changing the NAV per share at which shareholder subscriptions and redemptions were executed from February 22, 2022 through July 31, 2023 (the “Error Period”). Under the Trust’s NAV error policy, the High Yield Fund is reprocessing shareholder transactions effected, which will include sending cash reimbursements to shareholder accounts for purchases made during the Error Period. The Advisor is responsible for any shortfall to High Yield Fund. Additionally, the Advisor will reimburse the High Yield Fund for any additional expenses related to correcting the error and reprocessing shareholder transactions. Accordingly, as of the date the restated financials statements have been issued, the Advisor has contributed $527,594 to the High Yield Fund to compensate shareholders and the Fund for harm caused by the mispricing of the VTB corporate bond.

The accompanying financial statements of the Fund for the years ended May 31, 2022 and May 31, 2023 and for the period ended July 31, 2023, have been restated from amounts previously reported to correct the error.

(14)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On August 31, 2023, the Funds declared distributions from ordinary income to shareholders of record as of August 30, 2023, payable August 31, 2023, as follows:

			Ordinary	Per Share
Fund	Class	Ticker	Income	Amount
Leader Capital Short Term High Yield Bond Fund	Investor	LCCMX	$167,897	$0.08
Leader Capital Short Term High Yield Bond Fund	Institutional	LCCIX	$150,985	$0.09
Leader Capital High Quality Income Fund	Investor	LCTRX	$189,389	$0.06
Leader Capital High Quality Income Fund	Institutional	LCTIX	$1,663,517	$0.07
Leader Capital High Quality Income Fund	Class A	LCATX	$1,687	$0.06

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Leader Funds Trust and Shareholders of
Leader Capital Short Term High Yield Bond Fund (formerly, Leader Short Term High Yield Bond Fund) and
Leader Capital High Quality Income Fund (formerly, Leader High Quality Floating Rate Fund)

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Leader Capital Short Term High Yield Bond Fund (formerly, the Leader Short Term High Yield Bond Fund) and Leader Capital High Quality Income Fund (formerly, the Leader High Quality Floating Rate Fund), (collectively the “Funds”), each a series of the Leader Funds Trust (the “Trust”) including the schedules of investments, as of July 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes (collectively referred to as the “financial statements”), and the financial highlights for the periods indicated in the table below.

The financial highlights for each of the years in the three-year period ended May 31, 2021, were audited by other auditors whose opinion dated July 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of July 31, 2023, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Leader Capital Short Term High Yield Bond Fund	For the period June 1, 2023 to July 31, 2023	For the period June 1, 2023 through July 31, 2023, for the years ended May 31, 2023 and 2022	For the period June 1, 2023 through July 31, 2023, for the years ended May 31, 2023 and 2022
Leader Capital High Quality Income Fund	For the period June 1, 2023 to July 31, 2023	For the period June 1, 2023 through July 31, 2023, for the years ended May 31, 2023 and 2022	For the period June 1, 2023 through July 31, 2023, for the years ended May 31, 2023 and 2022

Restatement of Financial Statements

As discussed in Note 13 to the financial statements, the Funds have restated their previously issued financial statements for the year ended July 31, 2023, due to a change in the valuation of a portfolio investment. We have audited the restated financial statements, and our opinion is expressed on the financial statements as restated.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Leader Funds Trust since 2022

Huntingdon Valley, Pennsylvania

November 21, 2025

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant,

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted Registrant’ website.

(f)	A copy of the code of ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kehoe is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $14,000*

2023 - $24,000

2022 - $24,000

2021 - $22,000

(b)	Audit Related Fees

2023 - None*

2023 - None

2022 - None

2021 - None

(c)	Tax Fees

2023 - $2,000*

2023 - $4,000

2022 - $4,000

2021 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None*

2023 - None

2023 - None

2023 - None

* Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentage of Services Approved by the Audit Committee

2023
Audit Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - None*

2023 - None

2022 - None

2021 - None

* Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N- CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, with the exception of a material weakness in investment valuation controls which led to a valuation error and was the basis for the restatement of the financial statements filed under Items 1 and 7 under this amended Form N-CSR.

(b)	The Registrant's internal controls with respect to investment valuations have been updated to consider additional valuation inputs when evaluating fair valued securities. There were no other significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)	Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

/s/ John Lekas

By: John Lekas

Principal Executive Officer

Date: November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ John Lekas

By: John Lekas

Principal Executive Officer

Date: November 26, 2025

/s/ Larry E. Beaver, Jr.

By: Larry E. Beaver, Jr.

Treasurer and Principal Financial Officer

Date: November 26, 2025